Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Class Name	Institutional Shares
Trading Symbol	LUIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares[1]	$18	0.18%
[1],[2]
Expenses Paid, Amount	$ 18	[1]
Expense Ratio, Percent	0.18%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2025, the seven-day current yield for Institutional Shares of the Western Asset Institutional U.S. Treasury Obligations Money Market Fund was 4.17% and the seven-day effective yield was 4.26%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund was positively impacted by actively focusing on the technical dynamics of the short-term Treasury bill market, especially the fluctuations in supply related to evolving deficit projections. A more extended maturity stance was taken when increasing Treasury bill supply resulted in more attractive yields.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 618,660,457
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 572,627
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$618,660,457
Total Number of Portfolio Holdings (reflects holdings of U.S. Treasury Obligations Portfolio)	41
Total Management Fee Paid	$572,627

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Investor Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Class Name	Investor Shares
Trading Symbol	LAIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares[1]	$24	0.23%
[4],[5]
Expenses Paid, Amount	$ 24	[4]
Expense Ratio, Percent	0.23%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2025, the seven-day current yield for Investor Shares of the Western Asset Institutional U.S. Treasury Obligations Money Market Fund was 4.12% and the seven-day effective yield was 4.20%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund was positively impacted by actively focusing on the technical dynamics of the short-term Treasury bill market, especially the fluctuations in supply related to evolving deficit projections. A more extended maturity stance was taken when increasing Treasury bill supply resulted in more attractive yields.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 618,660,457
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 572,627
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$618,660,457
Total Number of Portfolio Holdings (reflects holdings of U.S. Treasury Obligations Portfolio)	41
Total Management Fee Paid	$572,627

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Administrative Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Class Name	Administrative Shares
Trading Symbol	LAOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Administrative Shares[1]	$40	0.39%
[7],[8]
Expenses Paid, Amount	$ 40	[7]
Expense Ratio, Percent	0.39%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2025, the seven-day current yield for Administrative Shares of the Western Asset Institutional U.S. Treasury Obligations Money Market Fund was 3.96% and the seven-day effective yield was 4.04%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund was positively impacted by actively focusing on the technical dynamics of the short-term Treasury bill market, especially the fluctuations in supply related to evolving deficit projections. A more extended maturity stance was taken when increasing Treasury bill supply resulted in more attractive yields.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 618,660,457
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 572,627
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$618,660,457
Total Number of Portfolio Holdings (reflects holdings of U.S. Treasury Obligations Portfolio)	41
Total Management Fee Paid	$572,627

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
*	Reflects holdings of U.S. Treasury Obligations Portfolio.

[4]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[6]
*	Reflects holdings of U.S. Treasury Obligations Portfolio.

[7]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]
*	Reflects holdings of U.S. Treasury Obligations Portfolio.